SECURTER SYSTEMS INC. (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 08, 2020
Disclosure of detailed information about business combination [abstract]
Intangible assets		$ 29,840
Total current net assets		29,840
Cash		17,086
Sales tax receivable		12,736
Current assets		29,816
Accounts payable and accrued liabilities		(31,095)
Loan from non-controlling shareholders		(29,380)
Current liabilities		(60,475)
Total net liabilities		(819)
The Company's share of net assets		286,570
Non-controlling intere's share of net liabilities		(287,389)
Total net liabilities		(819)
Cash consideration received	$ 0
Cash and cash equivalent disposal of		(17,086)
Net cash (disposal of)		(17,086)
Fair value of consideration received	0
The Company's share of net assets		$ (286,570)
Loss on Spin-out of SSI	$ (286,570)